SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF LEASE PAYMENTS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Net investment in the lease	¥ 9,182	¥ 10,932
Sales Type Lease [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
2026	5,127
2027	1,845
2028	1,015
2029	324
2030
Total undiscounted lease payments	8,311
Less: lease amount representing interest	(2,096)
Net investment in the lease	¥ 6,215